New standards and interpretations	12 Months Ended
Dec. 31, 2018
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New standards and interpretations
6.	New standards and interpretations

6.1.	New International Financial Reporting Standards not yet adopted

6.1.1.	IFRS 16 – Leases

On January 13, 2016, the IASB issued IFRS 16 “Leases”, which has been effective since January 1, 2019, superseding the following standards and related interpretations: IAS 17 -Leases; IFRIC 4 - Determining whether an Arrangement contains a Lease; SIC-15 - Operating Leases – Incentives; and SIC-27 - Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases, from the lessees and lessors’ perspectives.

Accounting policies

Among the changes arising from IFRS 16, this standard eliminates the classification of leases as either operating leases or finance, providing for a single lessee accounting model in which all leases result in the recognition of a right-of-use asset and a lease liability at the commencement date of the lease.

Following the adoption of IFRS 16, lease payments under operating leases will not be charged to operating results on accrual basis. Instead, depreciation of the right to use a leased asset, as well as the finance expenses and foreign exchange gains or losses over the lease liability will affect the results. Finance expenses may qualify for borrowing costs capitalization in accordance with IAS 23 and foreign exchange gains and losses may be first recognized within equity if designated as hedge instrument, as set out in IFRS 9.

Most of the Company’s lease arrangements are denominated in U.S. dollars and foreign exchange gains and losses arising from them may be designated for hedging relationship according to the current cash flow hedge accounting policy involving the Company’s future exports.

The Company will elect to apply short-term lease exemption and will recognize payments associated with such leases as expenses over the arrangements terms.

Transition

According to the transition provisions set forth in IFRS 16, the Company will apply this standard retrospectively with the cumulative effect of its initial application recognized at January 1. 2019, without restatement of prior period information, and the following practical expedients were chosen:

•	Application of this Standard to contracts that were previously identified as leases (note 18.2);

•	Lease liabilities measured at the present value of the remaining lease payments, discounted by the lessee’s incremental borrowing rate at the date of initial application;

•

Recognition of right-of-use assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application, excluding initial direct costs.

Key estimates and judgments

The incremental borrowing rates used to determine the present value of the remaining lease payments were determined mainly based on the Company’s cost of funding based on yields of bonds issued by the Company, adjusted by terms and currency of the lease arrangements, economic environment of the country where the lessee operates and similar collaterals.

The incremental borrowing rates applicable to the most significant lease arrangements range from 2.47% p.a. to 7% p.a.

Disclosure

The right-of-use assets will be presented as Property, plant and equipment (PP&E), primarily comprising the following underlying assets: drilling rig and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings. The lease liabilities will be presented as Finance debt.

Accordingly, the Company estimates that its balances of PP&E and Finance debt will increase approximately US$ 28 billion, due to changes brought up by the recognition, measurement and disclosure provision under IFRS 16 initial application. As the right-of-use assets will be recognized at an amount equal to the lease liability, the change will not affect equity.

In the statement of cash flows, operating lease payments, which are currently presented within Cash flows from operating activities, will be presented as Cash flows from financing activities made up of repayment of principal and interest. However, such change does not affect the Company’s cash and cash equivalents balance.

Other significant matters

The changes arising from IFRS 16 adoption will affect, prospectively, the Net Debt/Adjusted EBITDA ratio, a financial measure that is set forth in the Company’s Business and Management Plan. The impacts on this metric in 2019 will be provided only for comparative purposes. The Company does not intend to implement changes in its business practice and there was no need to renegotiate covenant clauses in finance debts.

6.1.2.	IFRIC 23 – Uncertainty over Income Tax Treatments

In May 2017, the International Accounting Standards Board (Board) issued IFRIC 23, which has been effective since January 1, 2019. This Interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments.

When there is uncertainty over income tax treatments, this Interpretation addresses:

•	Whether an entity considers uncertain tax treatments separately;

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities;

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

•	How an entity considers changes in facts and circumstances.

According to the transition provisions set forth in this interpretation, the Company will apply this interpretation retrospectively with the cumulative effect of its initial application recognized at January 1, 2019 within equity. The Company did not identify any material impact arising from IFRIC 23.